Redeemable Convertible Preferred Shares - Additional Information (Details) $ / shares in Units, $ in Millions	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 10, 2015 USD ($) $ / shares shares	Jan. 06, 2015 USD ($) $ / shares shares	Jul. 26, 2013 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 shares	Jun. 30, 2021 $ / shares shares	Sep. 10, 2015 $ / shares	Jan. 06, 2015 $ / shares	Jul. 26, 2013 $ / shares
Class of Stock [Line Items]
Warrants outstanding	10,242,130				10,411,641	10,411,641	0	10,242,130
Share exchange ratio	0.18048
Class C Second Tranche
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell	3,662,810
Redeemable convertible preferred shares at a price per share | (per share)	$ 2.13192							$ 2.632
Total aggregate proceeds | $	$ 7.8
Share warrants issued	3,662,810							3,662,810
Class A Redeemable Convertible Preferred Shares | Class A Initial Closing
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell				610,333
Redeemable convertible preferred shares at a price per share | (per share)				$ 1.5929							$ 1.63845
Total aggregate proceeds | $				$ 1.0
Class A Redeemable Convertible Preferred Shares | Class A Second Tranche
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell				1,830,999
Redeemable convertible preferred shares at a price per share | (per share)				$ 1.56967							$ 1.63845
Total aggregate proceeds | $				$ 2.9
Class B Redeemable Convertible Preferred Shares | Class B Intial Closing
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell			2,758,221
Redeemable convertible preferred shares at a price per share | (per share)			$ 1.85032							$ 2.17532
Total aggregate proceeds | $			$ 5.1
Class B Redeemable Convertible Preferred Shares | Class B Second Tranche
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell			1,838,815
Redeemable convertible preferred shares at a price per share | (per share)			$ 1.63419							2.17532
Total aggregate proceeds | $			$ 3.0
Class B Redeemable Convertible Preferred Shares | Class B Third Tranche
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell			1,608,963
Redeemable convertible preferred shares at a price per share | (per share)			$ 1.63419							$ 2.17532
Total aggregate proceeds | $			$ 2.6
Class B-1 Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell		1,523,809
Redeemable convertible preferred shares at a price per share | (per share)		$ 1.64367							$ 2.17532
Total aggregate proceeds | $		$ 2.5
Conversion ratio		1							1
Series 1 Class C Redeemable Convertible Preferred
Class of Stock [Line Items]
Shares issued, price per share | (per share)					$ 1.5929	$ 1.63845
Series 2 Class C Redeemable Convertible Preferred
Class of Stock [Line Items]
Shares issued, price per share | (per share)					1.85032	2.175315
Series 3 Class C Redeemable Convertible Preferred
Class of Stock [Line Items]
Shares issued, price per share | (per share)					2.12376	2.632
Share warrants issued	3,662,813							3,662,813
Series 3 Class C Redeemable Convertible Preferred | Class C Inital Closing
Class of Stock [Line Items]
Initial aggregate amount that company agreed to sell	3,662,813
Redeemable convertible preferred shares at a price per share | (per share)	$ 2.12376							$ 2.632
Total aggregate proceeds | $	$ 7.8
Series 4 Class C Redeemable Convertible Preferred
Class of Stock [Line Items]
Shares issued, price per share | (per share)					$ 1.69901	$ 2.10559
Class C Warrants
Class of Stock [Line Items]
Share warrants issued	7,325,623							7,325,623
Warrants, exercise price per share | (per share)	$ 2.12376							$ 2.632
Warrants outstanding	10,242,130							10,242,130
Warrant term	10 years
Expiring term of warrants	Feb. 14, 2030
Aggregate amount of shares exchanged	16,464,646							16,464,646